Equity (Details) - Schedule of Activities of the Stock Options - Stock option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Activities of the Stock Options [Line Items]
Number of Share Options, Outstanding beginning	32,695	37,072
Weighted Average Exercise Price, Outstanding beginning (in Dollars per share)	$ 48	$ 416.42
Weighted Average Remaining Contractual Term, Outstanding beginning		4 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding beginning (in Dollars)
Number of Share Options, Exercisable	32,695
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 47.29
Weighted Average Remaining Contractual Term, Exercisable	2 years 11 months 26 days
Aggregate Intrinsic Value, Exercisable (in Dollars)
Number of Share Options, Granted
Weighted Average Exercise Price, Granted (in Dollars per share)
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Share Options, Expired, forfeited or cancelled		(4,377)
Weighted Average Exercise Price, Expired, forfeited or cancelled (in Dollars per share)		$ 1,133.36
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)
Number of Share Options, Outstanding ending	32,695	32,695
Weighted Average Exercise Price, Outstanding ending (in Dollars per share)	$ 47.29	$ 48
Weighted Average Remaining Contractual Term, Outstanding ending	2 years 11 months 26 days	3 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding ending (in Dollars)